Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SV6-NPRT1-0422
1.9867762.106
Common Stocks - 96.1%
	Shares	Value ($)
Bailiwick of Jersey - 0.1%
Polymetal International PLC	192,576	2,747,108
United Co. RUSAL International PJSC (a)	1,646,280	1,536,404
TOTAL BAILIWICK OF JERSEY		4,283,512
Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	2,183,000	1,645,434
Alibaba Pictures Group Ltd. (a)	6,760,000	765,526
Beijing Enterprises Water Group Ltd.	2,412,000	940,776
China Gas Holdings Ltd.	1,654,300	2,810,628
China Resource Gas Group Ltd.	498,000	2,494,605
China Youzan Ltd. (a)	7,568,000	293,730
Cosco Shipping Ports Ltd.	978,473	779,455
Credicorp Ltd. (United States)	36,391	5,211,919
GOME Electrical Appliances Holdings Ltd. (a)(b)	6,416,000	439,475
HengTen Networks Group Ltd. (a)	1,488,000	459,352
Hopson Development Holdings Ltd.	389,900	812,421
Huabao International Holdings Ltd. (b)	503,000	310,353
Kunlun Energy Co. Ltd.	2,095,000	2,172,615
Nine Dragons Paper (Holdings) Ltd.	892,000	890,993
Shenzhen International Holdings Ltd.	679,896	689,908
TOTAL BERMUDA		20,717,190
Brazil - 3.3%
Ambev SA	2,544,098	7,172,209
Americanas SA	338,335	2,020,414
Atacadao SA	267,000	838,193
B3 SA - Brasil Bolsa Balcao	3,300,940	9,088,293
Banco Bradesco SA	739,275	2,617,346
Banco do Brasil SA	461,305	2,837,276
Banco Inter SA unit	185,882	909,439
Banco Santander SA (Brasil) unit	223,500	1,383,485
BB Seguridade Participacoes SA	378,058	1,647,476
BRF SA (a)	349,969	1,471,688
BTG Pactual Participations Ltd. unit	634,900	2,889,876
CCR SA	651,312	1,594,519
Centrais Eletricas Brasileiras SA (Electrobras)	174,597	1,160,341
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	181,800	1,279,081
Companhia Siderurgica Nacional SA (CSN)	372,800	1,793,057
Cosan SA	551,624	2,469,276
Energisa SA unit	97,200	799,002
ENGIE Brasil Energia SA	107,620	824,868
Equatorial Energia SA	487,200	2,106,573
Hapvida Participacoes e Investimentos SA (c)	623,000	1,485,317
Hypermarcas SA	202,500	1,186,376
JBS SA	472,800	3,124,339
Klabin SA unit	382,800	1,793,575
Localiza Rent A Car SA	326,211	3,599,926
Lojas Renner SA	533,201	2,823,603
Magazine Luiza SA	1,624,108	2,140,968
Natura & Co. Holding SA (a)	483,526	2,067,012
Notre Dame Intermedica Participacoes SA	281,740	3,777,686
Petroleo Brasileiro SA - Petrobras (ON)	2,127,008	14,127,714
Raia Drogasil SA	576,300	2,513,532
Rede D'Oregon Sao Luiz SA (c)	216,600	1,807,821
Rumo SA (a)	695,300	2,045,270
Suzano Papel e Celulose SA	402,712	4,489,661
Telefonica Brasil SA	273,300	2,556,928
TIM SA	455,400	1,138,050
Totvs SA	307,600	1,683,948
Ultrapar Participacoes SA	388,138	1,104,455
Vale SA	2,174,173	33,111,499
Via S/A (a)	692,200	615,277
Vibra Energia SA	625,649	2,698,134
Weg SA	905,780	5,485,751
TOTAL BRAZIL		140,279,254
British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)	41,654	327,762
Cayman Islands - 18.7%
3SBio, Inc. (a)(c)	682,000	540,003
51job, Inc. sponsored ADR (a)	16,389	826,006
AAC Technology Holdings, Inc.	390,633	1,186,109
Abu Dhabi Islamic Bank	779,181	1,472,214
Agile Property Holdings Ltd.	650,000	344,562
Agora, Inc. ADR (a)	25,912	296,174
Airtac International Group	74,926	2,632,662
Akeso, Inc. (a)(c)	154,000	418,311
Alibaba Group Holding Ltd. (a)	8,173,916	128,114,400
Anta Sports Products Ltd.	582,600	8,747,897
Autohome, Inc. ADR Class A	36,707	1,223,077
Baidu, Inc. sponsored ADR (a)	147,456	23,554,621
BeiGene Ltd. ADR (a)	25,095	6,087,545
Bilibili, Inc. ADR (a)(b)	89,847	3,170,701
Bosideng International Holdings Ltd.	1,758,000	856,913
Chailease Holding Co. Ltd.	703,884	6,461,373
China Conch Venture Holdings Ltd.	885,100	4,207,484
China Education Group Holdings Ltd.	429,000	375,486
China Evergrande Group	2,160,000	461,588
China Feihe Ltd. (c)	1,922,000	2,665,358
China Hongqiao Group Ltd.	1,228,700	1,388,343
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	3
China Liansu Group Holdings Ltd.	586,000	1,018,765
China Literature Ltd. (a)(c)	225,100	1,363,289
China Medical System Holdings Ltd.	733,000	1,227,431
China Meidong Auto Holding Ltd.	302,000	1,417,901
China Mengniu Dairy Co. Ltd.	1,701,000	10,053,973
China Overseas Property Holdings Ltd.	710,000	824,552
China Resources Cement Holdings Ltd.	1,324,000	1,140,928
China Resources Land Ltd.	1,730,812	8,366,088
China Resources Mixc Lifestyle Services Ltd. (c)	308,600	1,813,856
China State Construction International Holdings Ltd.	1,083,500	1,282,613
China Yuhua Education Corp. Ltd. (c)	968,000	210,627
ChinaSoft International Ltd.	1,400,000	1,400,940
Chindata Group Holdings Ltd. ADR (a)	61,170	313,190
CIFI Ever Sunshine Services Group Ltd.	426,000	768,768
CIFI Holdings Group Co. Ltd.	1,902,814	1,243,096
Country Garden Holdings Co. Ltd.	4,252,662	3,492,950
Country Garden Services Holdings Co. Ltd.	957,000	5,653,201
Dali Foods Group Co. Ltd. (c)	1,101,800	636,811
Daqo New Energy Corp. ADR (a)	31,726	1,272,847
Dongyue Group Co. Ltd.	792,000	969,340
ENN Energy Holdings Ltd.	425,943	6,781,131
GDS Holdings Ltd. ADR (a)(b)	48,030	2,107,556
Geely Automobile Holdings Ltd.	3,175,517	6,874,225
Genscript Biotech Corp. (a)	622,000	1,981,330
Greentown China Holdings Ltd.	470,500	776,823
Greentown Service Group Co. Ltd.	790,000	869,681
Haidilao International Holding Ltd. (c)	589,000	1,276,586
Haitian International Holdings Ltd.	347,000	902,778
Hansoh Pharmaceutical Group Co. Ltd. (c)	638,000	1,315,181
Hello Group, Inc. ADR	65,255	634,931
Hengan International Group Co. Ltd.	346,900	1,695,756
Huazhu Group Ltd. ADR (a)	96,887	3,828,974
Hutchison China Meditech Ltd. sponsored ADR (a)	46,571	1,268,594
Hygeia Healthcare Holdings Co. (c)	183,600	832,373
I-Mab ADR (a)	20,790	524,948
Innovent Biologics, Inc. (a)(c)	628,500	2,661,575
iQIYI, Inc. ADR (a)	134,328	548,058
JD Health International, Inc. (a)(c)	187,900	1,517,700
JD.com, Inc. Class A (a)	1,094,100	41,467,937
Jinxin Fertility Group Ltd. (a)(c)	678,000	679,146
Jiumaojiu International Holdings Ltd. (c)	393,000	848,718
JOYY, Inc. ADR	27,944	1,412,849
Kanzhun Ltd. ADR	34,628	1,048,882
KE Holdings, Inc. ADR (a)	193,139	4,208,499
Kingboard Chemical Holdings Ltd.	356,900	1,723,015
Kingboard Laminates Holdings Ltd.	502,000	860,957
Kingdee International Software Group Co. Ltd. (a)	1,416,000	3,244,542
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	30,331	256,297
Kingsoft Corp. Ltd.	552,000	2,480,615
Kuaishou Technology Class B (c)	248,900	2,845,116
KWG Group Holdings Ltd.	698,500	381,930
Lee & Man Paper Manufacturing Ltd.	708,000	484,882
Li Ning Co. Ltd.	1,209,500	11,802,304
Logan Property Holdings Co. Ltd.	753,000	468,772
Longfor Properties Co. Ltd. (c)	981,700	5,889,050
Meituan Class B (a)(c)	2,201,200	65,671,356
Microport Scientific Corp.	344,200	992,078
Ming Yuan Cloud Group Holdings Ltd.	325,000	670,118
Minth Group Ltd.	406,000	1,877,532
NetEase, Inc.	1,079,520	22,539,830
New Oriental Education & Technology Group, Inc. sponsored ADR	831,305	1,188,766
NIO, Inc. sponsored ADR (a)	733,589	17,980,266
Noah Holdings Ltd. sponsored ADR (a)	18,583	583,320
Parade Technologies Ltd.	41,000	3,029,396
Pinduoduo, Inc. ADR (a)	236,174	14,132,652
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	247,700	790,345
Powerlong Real Estate Holding Ltd.	801,000	447,098
RLX Technology, Inc. ADR (b)	333,896	1,118,552
Sany Heavy Equipment International Holdings Co. Ltd.	600,000	629,193
Seazen Group Ltd.	1,186,000	802,333
Shenzhou International Group Holdings Ltd.	445,300	8,262,520
Shimao Property Holdings Ltd.	677,200	499,093
Shimao Services Holdings Ltd. (c)	327,000	261,377
Silergy Corp.	43,000	5,816,672
Sino Biopharmaceutical Ltd.	5,583,750	3,850,852
Smoore International Holdings Ltd. (c)	968,000	4,165,135
Sunac China Holdings Ltd.	1,741,000	2,145,472
Sunac Services Holdings Ltd. (c)	590,000	671,213
Sunny Optical Technology Group Co. Ltd.	383,900	9,911,364
TAL Education Group ADR (a)	227,527	650,727
Tencent Holdings Ltd.	3,094,200	193,889,629
Tencent Music Entertainment Group ADR (a)	363,068	2,243,760
Tingyi (Cayman Islands) Holding Corp.	1,061,000	2,198,165
Tongcheng Travel Holdings Ltd. (a)	535,200	1,101,316
Topsports International Holdings Ltd. (c)	836,000	755,376
Trip.com Group Ltd. ADR (a)	274,730	7,310,565
Uni-President China Holdings Ltd.	694,000	655,920
Vinda International Holdings Ltd.	193,000	519,385
Vipshop Holdings Ltd. ADR (a)	241,278	2,246,298
Vnet Group, Inc. ADR (a)	52,187	517,695
Want Want China Holdings Ltd.	2,558,418	2,510,107
Weibo Corp. sponsored ADR (a)	27,785	962,750
Weimob, Inc. (a)(b)(c)	1,064,000	803,752
Wuxi Biologics (Cayman), Inc. (a)(c)	1,940,500	19,449,176
Xiaomi Corp. Class B (a)(c)	7,704,000	16,343,028
Xinyi Solar Holdings Ltd.	2,629,538	4,218,480
XPeng, Inc. ADR (a)	209,140	7,338,723
Yadea Group Holdings Ltd. (c)	646,000	919,898
Yihai International Holding Ltd. (b)	254,000	1,084,321
Zai Lab Ltd. ADR (a)	41,176	2,045,212
Zhen Ding Technology Holding Ltd.	360,000	1,241,951
Zhongsheng Group Holdings Ltd. Class H	318,600	2,447,523
ZTO Express, Inc. sponsored ADR	234,159	7,034,136
TOTAL CAYMAN ISLANDS		802,528,133
Chile - 0.3%
Banco de Chile	24,423,359	2,443,785
Banco de Credito e Inversiones	29,343	1,062,794
Banco Santander Chile	35,650,287	1,767,544
Cencosud SA	765,581	1,410,166
Compania Cervecerias Unidas SA	79,216	657,392
Empresas CMPC SA	606,329	1,112,894
Empresas COPEC SA	209,884	1,761,429
Enel Americas SA	11,519,428	1,355,616
Enel Chile SA	14,765,976	578,487
Falabella SA	404,869	1,441,040
TOTAL CHILE		13,591,147
China - 11.4%
360 Security Technology, Inc. (A Shares) (a)	408,900	676,794
A-Living Smart City Services C (H Shares) (c)	310,000	603,524
Addsino Co. Ltd. (A Shares)	43,700	102,410
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	19,832	376,175
AECC Aero-Engine Control Co. Ltd. (A Shares)	42,500	159,221
AECC Aviation Power Co. Ltd.	86,100	656,813
Agricultural Bank of China Ltd.:
(A Shares)	1,552,800	725,049
(H Shares)	15,172,297	5,772,679
Aier Eye Hospital Group Co. Ltd. (A Shares)	174,810	896,547
Air China Ltd. (H Shares) (a)	1,420,000	1,070,523
Aluminum Corp. of China Ltd.:
(A shares) (a)	1,314,300	1,114,673
(H Shares) (a)	436,000	229,452
Angel Yeast Co. Ltd. (A Shares)	26,600	240,975
Anhui Conch Cement Co. Ltd.:
(A Shares)	95,900	593,396
(H Shares)	703,900	3,723,298
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	25,100	831,358
(B Shares)	22,300	329,036
Anhui Honglu Steel Construction Group Co. Ltd.	13,900	108,544
Anhui Kouzi Distillery Co. Ltd. (A Shares)	19,100	210,339
Anhui Yingjia Distillery Co. Ltd. (A Shares)	21,500	232,993
Anjoy Foods Group Co. Ltd. (A Shares)	7,800	164,827
Apeloa Pharmaceutical Co. Ltd. A Shares	34,800	155,003
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	7,800	401,217
Autel Intelligent Technology Corp. Ltd. (A Shares)	12,891	127,730
Autobio Diagnostics Co. Ltd.	19,010	144,840
Avary Holding Shenzhen Co. Ltd. (A Shares)	50,100	288,235
AVIC Capital Co. Ltd. (A Shares)	264,900	159,155
AVIC Electromechanical Systems Co. Ltd. (A Shares)	135,400	259,855
AviChina Industry & Technology Co. Ltd. (H Shares)	1,338,000	755,103
Avicopter PLC (A Shares)	19,000	166,611
Bank of Beijing Co. Ltd. (A Shares)	648,425	459,332
Bank of Changsha Co. Ltd. (A Shares)	121,900	151,204
Bank of Chengdu Co. Ltd. (A Shares)	115,700	257,326
Bank of China Ltd.:
(A Shares)	304,500	148,210
(H Shares)	43,825,464	17,082,855
Bank of Communications Co. Ltd.:
(A Shares)	943,600	705,849
(H Shares)	5,070,176	3,400,780
Bank of Hangzhou Co. Ltd. (A Shares)	192,600	430,971
Bank of Jiangsu Co. Ltd. (A Shares)	477,043	496,775
Bank of Nanjing Co. Ltd. (A Shares)	323,100	502,469
Bank of Ningbo Co. Ltd. (A Shares)	194,420	1,204,176
Bank of Shanghai Co. Ltd. (A Shares)	436,380	484,084
Baoshan Iron & Steel Co. Ltd. (A Shares)	718,900	802,305
BBMG Corp. (A Shares)	247,600	107,141
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)	14,700	80,493
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,021,000	681,647
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	134,600	195,260
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	25,000	109,545
Beijing Easpring Material Technology Co. Ltd. (A Shares)	16,300	223,665
Beijing Enlight Media Co. Ltd. (A Shares)	110,000	183,161
Beijing Kingsoft Office Software, Inc. (A Shares)	12,786	494,692
Beijing New Building Materials PLC (A Shares)	54,900	281,582
Beijing Originwater Technology Co. Ltd. (A Shares)	77,600	80,982
Beijing Roborock Technology Co. Ltd. (A Shares)	2,173	307,685
Beijing Shiji Information Technology Co. Ltd. (A Shares)	44,040	220,270
Beijing Shunxin Agriculture Co. Ltd.	23,500	101,361
Beijing Sinnet Technology Co. Ltd. (A Shares)	34,500	72,872
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	43,740	194,207
Beijing United Information Technology Co. Ltd. (A Shares)	11,200	202,284
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	13,000	459,240
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	7,400	191,169
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,316,800	1,051,193
Betta Pharmaceuticals Co. Ltd. (A Shares)	13,600	133,923
BGI Genomics Co. Ltd.	12,800	168,711
BOC International China Co. Ltd.	47,800	91,474
BOE Technology Group Co. Ltd. (A Shares)	1,211,400	930,452
By-Health Co. Ltd. (A Shares)	54,500	215,886
BYD Co. Ltd.:
(A Shares)	50,200	1,874,963
(H Shares)	433,300	12,815,746
C&S Paper Co. Ltd. (A Shares)	35,800	84,147
Caitong Securities Co. Ltd.	101,500	156,506
CanSino Biologics, Inc.:
(A Shares) (a)	3,214	129,578
(H Shares) (a)(c)	43,800	733,720
CECEP Solar Energy Co. Ltd. (A Shares)	89,000	123,695
CECEP Wind-Power Corp. (A Shares)	145,600	117,136
CGN Power Co. Ltd. (H Shares) (c)	5,726,447	1,582,214
Chacha Food Co. Ltd. (A Shares)	16,300	140,922
Changchun High & New Technology Industry Group, Inc. (A Shares)	13,100	364,800
Changjiang Securities Co. Ltd. (A Shares)	160,900	178,283
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	8,400	226,172
Chaozhou Three-Circle Group Co. (A Shares)	57,700	346,496
Chengtun Mining Group Co. Ltd. (A Shares)	87,400	121,429
Chengxin Lithium Group Co. Ltd. (A Shares) (a)	28,000	200,756
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	54,700	123,267
China Baoan Group Co. Ltd. (A Shares)	84,100	172,835
China Bohai Bank Co. Ltd. (H Shares) (c)	1,687,500	425,411
China Cinda Asset Management Co. Ltd. (H Shares)	4,680,000	855,919
China CITIC Bank Corp. Ltd. (H Shares)	4,787,051	2,283,876
China Coal Energy Co. Ltd. (H Shares)	1,108,000	620,105
China Communications Services Corp. Ltd. (H Shares)	1,290,000	686,666
China Construction Bank Corp. (H Shares)	52,165,000	40,028,738
China CSSC Holdings Ltd. (A Shares)	144,800	466,533
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	39,700	36,073
(H Shares) (a)	482,000	187,798
China Everbright Bank Co. Ltd.:
(A Shares)	2,003,400	1,058,303
(H Shares)	734,000	275,762
China Galaxy Securities Co. Ltd.:
(A Shares)	255,900	425,935
(H Shares)	1,575,000	933,936
China Great Wall Securities Co. Ltd. (A Shares)	83,100	149,982
China Greatwall Technology Group Co. Ltd. (A Shares)	81,700	164,513
China International Capital Corp. Ltd. (H Shares) (c)	856,600	2,333,395
China International Travel Service Corp. Ltd. (A Shares)	63,200	2,074,511
China Jushi Co. Ltd. (A Shares)	123,214	318,412
China Life Insurance Co. Ltd. (H Shares)	4,247,747	7,467,110
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,799,000	3,670,481
China Merchants Bank Co. Ltd.:
(A Shares)	632,500	4,925,580
(H Shares)	2,131,421	17,814,688
China Merchants Securities Co. Ltd. (A Shares)	245,650	650,758
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	257,200	550,066
China Minmetals Rare Earth Co. Ltd. (A Shares)	31,500	153,481
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,192,400	730,147
(H Shares)	3,034,061	1,209,259
China Molybdenum Co. Ltd.:
(A Shares)	553,500	459,953
(H Shares)	1,828,000	939,361
China National Building Materials Co. Ltd. (H Shares)	2,214,000	2,875,660
China National Chemical Engineering Co. Ltd. (A Shares)	198,108	321,825
China National Medicines Corp. Ltd. (A Shares)	20,400	89,670
China National Nuclear Power Co. Ltd. (A Shares)	470,900	527,216
China Northern Rare Earth Group High-Tech Co. Ltd.	117,500	699,683
China Oilfield Services Ltd. (H Shares)	976,000	959,858
China Pacific Insurance (Group) Co. Ltd.	73,900	308,075
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,636,828	4,982,831
China Petroleum & Chemical Corp.:
(A Shares)	658,100	438,157
(H Shares)	13,582,704	7,111,767
China Railway Group Ltd.:
(A Shares)	1,504,200	1,478,644
(H Shares)	768,000	474,073
China Railway Signal & Communications Corp. (A Shares)	217,581	165,582
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	30,200	167,284
China Shenhua Energy Co. Ltd.:
(A Shares)	187,785	670,632
(H Shares)	1,855,702	4,564,373
China Southern Airlines Ltd. (H Shares) (a)	1,554,000	994,942
China State Construction Engineering Corp. Ltd. (A Shares)	1,355,440	1,112,027
China Suntien Green Energy Corp. Ltd. (H Shares)	941,000	573,408
China Tower Corp. Ltd. (H Shares) (c)	22,723,000	2,744,912
China TransInfo Technology Co. Ltd. (A Shares)	41,300	88,413
China United Network Communications Ltd. (A Shares)	999,600	585,032
China Vanke Co. Ltd.:
(A Shares)	341,700	1,096,534
(H Shares)	890,700	2,302,681
China Yangtze Power Co. Ltd. (A Shares)	735,100	2,539,419
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	16,600	296,715
China Zheshang Bank Co. Ltd.	494,000	266,839
Chongqing Brewery Co. Ltd. (A Shares) (a)	15,700	330,519
Chongqing Changan Automobile Co. Ltd. (A Shares)	205,380	422,079
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	24,200	120,790
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	250,700	152,419
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	51,700	869,583
CITIC Securities Co. Ltd.:
rights 2/23/22 (a)	195,990	77,420
(A Shares)	333,500	1,306,948
(H Shares)	1,306,600	3,498,841
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	66,200	105,637
Contemporary Amperex Technology Co. Ltd.	75,300	7,277,994
COSCO Shipping Development Co. Ltd. (A Shares)	232,300	108,942
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	278,000	105,261
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	322,920	839,055
(H Shares)	1,935,300	3,520,756
CRRC Corp. Ltd.:
(A Shares)	1,608,500	1,478,438
(H Shares)	701,000	321,036
CSC Financial Co. Ltd. (A Shares)	140,100	589,144
Daan Gene Co. Ltd.	39,568	112,558
DaShenLin Pharmaceutical Group Co. Ltd.	25,440	148,901
Dawning Information Industry Co. Ltd. (A Shares)	42,400	203,930
DHC Software Co. Ltd. (A Shares)	88,500	100,126
Do-Fluoride New Materials Co. Ltd. (A Shares)	24,900	164,969
Dong E-E-Jiao Co. Ltd. (A Shares)	21,000	125,720
Dongfang Electric Corp. Ltd. (A Shares)	90,400	245,210
Dongfeng Motor Group Co. Ltd. (H Shares)	1,461,000	1,288,376
Dongxing Securities Co. Ltd. (A Shares)	101,500	169,900
East Money Information Co. Ltd. (A Shares)	333,784	1,669,663
Ecovacs Robotics Co. Ltd. Class A	15,500	331,109
ENN Natural Gas Co. Ltd. (A Shares)	76,700	210,225
Eve Energy Co. Ltd. (A shares)	61,374	925,349
Everbright Securities Co. Ltd. (A Shares)	123,758	269,042
Fangda Carbon New Material Co. Ltd. (A Shares)	111,748	171,247
FAW Jiefang Group Co. Ltd. (A Shares)	97,800	145,438
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	32,900	85,007
First Capital Securities Co. Ltd. (A Shares)	120,600	124,030
Flat Glass Group Co. Ltd.	63,000	252,922
Flat Glass Group Co. Ltd. (A Shares)	142,200	1,105,117
Focus Media Information Technology Co. Ltd. (A Shares)	497,040	601,361
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	113,522	1,740,255
Founder Securities Co. Ltd. (A Shares)	263,900	306,292
Foxconn Industrial Internet Co. Ltd. (A Shares)	232,297	408,474
Fujian Sunner Development Co. Ltd. A Shares	33,100	110,408
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	250,000	1,890,568
(H Shares) (c)	107,600	582,677
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	5,900	328,105
Ganfeng Lithium Co. Ltd. (A Shares)	29,400	633,442
GCL System Integration Technology Co. Ltd. (a)	166,200	83,587
GD Power Development Co. Ltd. (A Shares)	543,600	226,437
GEM Co. Ltd. (A Shares)	153,300	215,337
Gemdale Corp. (A Shares)	148,700	303,317
GF Securities Co. Ltd.:
(A Shares)	419,000	1,386,403
(H Shares)	137,228	237,862
Giant Network Group Co. Ltd. (A Shares)	247,800	382,764
Gigadevice Semiconductor Beijing, Inc. (A Shares)	21,360	476,542
Ginlong Technologies Co. Ltd. (A Shares)	8,000	301,948
GoerTek, Inc. (A Shares)	110,200	831,647
Gotion High-tech Co. Ltd. (A Shares) (a)	41,600	265,990
Great Wall Motor Co. Ltd.:
(A Shares)	29,300	190,170
(H Shares)	1,761,000	4,777,751
Greenland Holdings Corp. Ltd. (A Shares)	276,755	191,247
GRG Banking Equipment Co. Ltd. (A Shares)	61,700	110,428
Guangdong Haid Group Co. Ltd. (A Shares)	53,200	606,846
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	10,500	265,591
Guanghui Energy Co. Ltd. (A Shares) (a)	218,200	201,344
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,586,200	1,558,099
Guangzhou Baiyunshan Pharma Health (A Shares)	49,900	228,336
Guangzhou Haige Communications Group (A Shares)	70,200	102,970
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	14,900	183,492
Guangzhou R&F Properties Co. Ltd. (H Shares) (b)	919,200	409,142
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	21,500	258,379
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	30,900	466,045
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	95,875	122,794
Guolian Securities Co. Ltd.	60,100	138,797
Guosen Securities Co. Ltd. (A Shares)	218,600	378,988
Guotai Junan Securities Co. Ltd. (A Shares)	244,500	683,128
Guoyuan Securities Co. Ltd. (A Shares)	121,270	137,483
Haier Smart Home Co. Ltd.	1,191,200	4,775,573
Haier Smart Home Co. Ltd. (A Shares)	224,500	990,772
Haitong Securities Co. Ltd.:
(A Shares)	247,200	448,798
(H Shares)	1,599,200	1,439,143
Hangzhou First Applied Material Co. Ltd. (A Shares)	30,580	554,296
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)	37,100	148,450
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	25,700	125,231
Hangzhou Robam Appliances Co. Ltd. (A Shares)	27,900	152,655
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	42,100	342,432
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	56,400	929,217
(H Shares) (c)	14,000	146,662
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	18,600	98,795
Heilongjiang Agriculture Co. Ltd. (A Shares)	48,900	102,290
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	93,200	439,191
Hengli Petrochemical Co. Ltd. (A Shares)	189,820	719,561
Hengtong Optic-electric Co. Ltd. (A Shares)	77,400	172,412
Hengyi Petrochemical Co. Ltd. (A Shares)	98,680	158,095
Hesteel Co. Ltd. (A Shares)	274,000	103,231
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	16,200	324,268
Hongfa Technology Co. Ltd. (A Shares)	25,900	261,006
Hoshine Silicon Industry Co. Ltd. (A Shares)	14,000	233,322
Huadian Power International Corp. Ltd. (A Shares)	231,200	152,554
Huadong Medicine Co. Ltd. (A Shares)	55,900	323,294
Huafon Chemical Co. Ltd. (A Shares)	150,800	225,930
Huagong Tech Co. Ltd. (A Shares)	32,800	127,403
Hualan Biological Engineer, Inc. (A Shares)	61,070	244,334
Huaneng Power International, Inc.:
(A Shares)	231,200	268,321
(H Shares)	1,914,186	1,007,637
Huatai Securities Co. Ltd.:
(A Shares)	292,900	793,943
(H Shares) (c)	745,800	1,325,745
HUAXI Securities Co. Ltd.	80,700	115,491
Huaxia Bank Co. Ltd. (A Shares)	397,158	353,031
Huaxin Cement Co. Ltd. (A Shares)	36,600	107,259
Huayu Automotive Systems Co. Ltd. (A Shares)	96,100	420,207
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	36,400	172,429
Huizhou Desay SV Automotive Co. Ltd.	14,600	321,381
Humanwell Healthcare Group Co. Ltd. (A Shares)	52,500	161,180
Hunan Valin Steel Co. Ltd. (A Shares)	221,600	193,484
Hundsun Technologies, Inc. (A Shares)	56,769	526,204
iFlytek Co. Ltd. (A Shares)	94,100	651,855
IMEIK Technology Development Co. Ltd. (A Shares)	7,000	490,582
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,117,500	821,720
(H Shares)	31,544,000	19,110,795
Industrial Bank Co. Ltd. (A Shares)	671,800	2,226,299
Industrial Securities Co. Ltd. (A Shares)	207,500	283,381
Ingenic Semiconductor Co. Ltd. (A Shares)	15,100	264,133
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	196,300	1,185,020
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	1,471,200	549,291
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	273,200	213,019
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares) (a)	99,100	136,287
Inspur Electronic Information Industry Co. Ltd. (A Shares)	46,072	247,484
Intco Medical Technology Co. Ltd. (A Shares)	17,750	148,574
JA Solar Technology Co. Ltd. (A Shares)	51,600	735,164
Jafron Biomedical Co. Ltd. (A Shares)	26,040	193,890
Jason Furniture Hangzhou Co. Ltd. (A Shares)	20,400	236,511
JCET Group Co. Ltd. (A Shares)	55,600	238,954
Jiangsu Eastern Shenghong Co. Ltd.	104,300	278,322
Jiangsu Expressway Co. Ltd. (H Shares)	648,000	677,066
Jiangsu Hengli Hydraulic Co. Ltd.	42,276	515,675
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	207,358	1,339,664
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	40,500	327,622
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	48,800	1,212,910
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	9,900	184,159
Jiangsu Yoke Technology Co. Ltd. (A Shares)	15,000	157,211
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	30,200	142,281
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	91,900	243,316
Jiangxi Copper Co. Ltd.:
(A Shares)	262,100	855,897
(H Shares)	152,000	249,243
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	102,100	143,273
Jinke Properties Group Co. Ltd. (A Shares)	177,100	125,630
JiuGui Liquor Co. Ltd. (A Shares)	10,500	273,153
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	51,400	94,634
Joinn Laboratories China Co. Ltd. (A Shares)	9,540	145,904
Jointown Pharmaceutical Group (A Shares)	56,600	118,812
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	25,700	130,318
Juewei Food Co. Ltd.	19,600	163,223
Kingfa Sci & Tech Co. Ltd. (A Shares)	83,000	149,125
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	69,200	218,659
Kunlun Tech Co. Ltd. (A Shares)	70,500	209,217
Kweichow Moutai Co. Ltd. (A Shares)	40,600	12,145,794
Lakala Payment Co. Ltd. (A Shares)	18,900	77,635
Laobaixing Pharmacy Chain JSC (A Shares)	12,360	83,016
Lb Group Co. Ltd. (A Shares)	76,400	295,085
Lens Technology Co. Ltd. (A Shares)	160,300	434,533
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	58,000	189,810
Leyard Optoelectronic Co. Ltd. (A Shares)	76,400	110,652
Lingyi iTech Guangdong Co. (A Shares) (a)	229,400	223,066
Livzon Pharmaceutical Group, Inc. (A Shares)	16,300	90,100
LONGi Green Energy Technology Co. Ltd.	174,728	1,960,051
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	4,600	123,397
Luxi Chemical Group Co. Ltd.	61,500	137,698
Luxshare Precision Industry Co. Ltd. (A Shares)	227,524	1,707,462
Luzhou Laojiao Co. Ltd. (A Shares)	47,300	1,627,565
Mango Excellent Media Co. Ltd. (A Shares)	61,770	345,096
Maxscend Microelectronics Co. Ltd. (A Shares)	10,780	447,767
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	122,888	139,227
Metallurgical Corp. China Ltd. (A Shares)	575,800	335,468
Mianyang Fulin Precision Co. Ltd. (A Shares) (a)	21,400	81,890
Mingyang Smart Energy Group Ltd.	64,400	262,530
Montage Technology Co. Ltd. (A Shares)	24,080	272,244
Muyuan Foodstuff Co. Ltd. (A Shares)	170,654	1,486,617
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	38,964	222,804
Nanjing Securities Co. Ltd. (A Shares)	101,500	144,287
NARI Technology Co. Ltd. (A Shares)	179,680	1,005,890
National Silicon Industry Group Co. Ltd. (A Shares) (a)	65,658	245,160
NAURA Technology Group Co. Ltd.	16,900	769,531
NavInfo Co. Ltd. (A Shares) (a)	73,000	184,202
New China Life Insurance Co. Ltd.	56,500	335,743
New China Life Insurance Co. Ltd. (H Shares)	496,800	1,416,989
New Hope Liuhe Co. Ltd. (A Shares) (a)	145,900	371,860
Ninestar Corp. (A Shares)	30,600	236,609
Ningbo Joyson Electronic Corp. (A shares)	44,000	128,273
Ningbo Tuopu Group Co. Ltd. (A Shares)	35,900	315,407
Ningxia Baofeng Energy Group Co. Ltd.	196,900	500,213
Nongfu Spring Co. Ltd. (H Shares) (c)	949,400	5,748,238
North Industries Group Red Arrow Co. Ltd. (A Shares) (a)	40,000	116,689
Northeast Securities Co. Ltd. (A Shares)	71,700	96,099
Offshore Oil Enginering Co. Ltd. (A Shares)	136,900	96,766
OFILM Group Co. Ltd. (A Shares) (a)	103,300	130,568
Oppein Home Group, Inc. (A Shares)	16,280	353,928
Orient Securities Co. Ltd. (A Shares)	192,618	373,895
Ovctek China, Inc. (A Shares)	27,589	166,122
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	275,700	161,672
People's Insurance Co. of China Group Ltd.:
(A Shares)	55,700	40,099
(H Shares)	4,858,552	1,537,488
Perfect World Co. Ltd. (A Shares)	99,600	216,896
PetroChina Co. Ltd.:
(A Shares)	429,700	342,091
(H Shares)	11,783,790	5,843,486
PharmaBlock Sciences (Nanjing), Inc. (A Shares)	6,000	82,239
Pharmaron Beijing Co. Ltd.:
(A Shares)	21,400	399,419
(H Shares) (c)	72,200	918,522
PICC Property & Casualty Co. Ltd. (H Shares)	3,717,568	3,463,853
Ping An Bank Co. Ltd. (A Shares)	627,600	1,575,660
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	287,596	2,276,017
(H Shares)	3,473,641	27,566,205
Poly Developments & Holdings (A Shares)	389,200	960,723
Postal Savings Bank of China Co. Ltd.	432,800	385,890
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	4,721,000	3,933,301
Power Construction Corp. of China Ltd. (A Shares)	494,600	678,040
Proya Cosmetics Co. Ltd. (A Shares)	5,700	152,529
Qingdao Rural Commercial Bank Corp. (A Shares)	135,800	80,284
Raytron Technology Co. Ltd. (A Shares)	14,486	144,043
Risesun Real Estate Development Co. Ltd. (A Shares)	126,400	89,021
Riyue Heavy Industry Co. Ltd. (A Shares)	31,700	140,094
Rongsheng Petrochemical Co. Ltd. (A Shares)	326,500	936,188
SAIC Motor Corp. Ltd. (A Shares)	251,600	748,684
Sailun Group Co. Ltd. A Shares	99,600	182,931
Sangfor Technologies, Inc.	15,600	382,843
Sany Heavy Industry Co. Ltd. (A Shares)	275,700	881,020
Satellite Chemical Co. Ltd. (A Shares)	56,280	375,274
SDIC Capital Co. Ltd.	205,084	243,673
SDIC Power Holdings Co. Ltd. (A Shares)	212,600	336,188
Sealand Securities Co. Ltd. (A Shares)	145,850	89,848
Seazen Holdings Co. Ltd. (A Shares)	74,900	392,296
SF Holding Co. Ltd. (A Shares)	158,400	1,591,755
SG Micro Corp. (A Shares)	7,550	330,626
Shaanxi Coal Industry Co. Ltd. (A Shares)	313,800	624,294
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	31,188	97,258
Shandong Gold Mining Co. Ltd.:
(A Shares)	294,344	875,502
(H Shares) (c)	46,000	77,632
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	68,400	330,079
Shandong Linglong Tyre Co. Ltd. (A Shares)	44,700	216,622
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	384,500	264,394
Shandong Sun Paper Industry JSC Ltd. (A Shares)	89,100	157,331
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,343,600	1,655,843
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	24,400	168,800
Shanghai Baosight Software Co. Ltd.	222,100	1,028,435
Shanghai Baosight Software Co. Ltd. (A Shares)	30,680	262,629
Shanghai Construction Group Co. Ltd. (A Shares)	273,294	141,785
Shanghai Electric Group Co. Ltd. (A Shares)	414,400	280,044
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	28,200	190,764
(H Shares)	331,000	1,327,283
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	2,679	133,742
Shanghai International Airport Co. Ltd. (A Shares) (a)	31,900	254,908
Shanghai International Port Group Co. Ltd. (A Shares)	296,743	266,159
Shanghai Jahwa United Co. Ltd. (A Shares)	18,400	117,548
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	29,100	259,120
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	21,635	202,805
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	46,400	105,920
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	586,492	539,454
Shanghai M&G Stationery, Inc. (A Shares)	30,300	262,680
Shanghai Medicilon, Inc. (A Shares)	1,867	103,723
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	47,200	140,367
(H Shares)	427,909	835,480
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	941,109	1,250,303
Shanghai Putailai New Energy Technology Co. Ltd.	22,562	510,904
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	307,700	326,273
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	99,900	145,559
Shanghai Zhangjiang High Ltd. (A Shares)	44,000	95,232
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	96,800	185,114
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	137,300	290,427
Shanxi Securities Co. Ltd. (A Shares)	104,760	97,776
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	183,800	198,250
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	39,460	1,720,913
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	132,990	164,538
Shenghe Resources Holding Co. Ltd. (A Shares)	49,600	129,407
Shengyi Technology Co. Ltd.	74,500	232,063
Shennan Circuits Co. Ltd. (A Shares)	15,840	297,628
Shenwan Hongyuan Group Co. Ltd. (A Shares)	729,100	538,984
Shenzhen Capchem Technology Co. Ltd. (A Shares)	13,400	201,535
Shenzhen Energy Group Co. Ltd. (A Shares)	129,660	142,730
Shenzhen Goodix Technology Co. Ltd. (A Shares)	14,400	202,141
Shenzhen Inovance Technology Co. Ltd. (A Shares)	85,100	815,367
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	47,300	99,866
Shenzhen Kangtai Biological Products Co. Ltd.	20,600	262,155
Shenzhen Kedali Industry Co. Ltd.	6,700	165,573
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	39,300	2,006,875
Shenzhen MTC Co. Ltd. (A Shares) (a)	124,200	84,446
Shenzhen New Industries Biomedical Engineering Co. Ltd.	20,500	130,516
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	261,700	320,721
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (a)	35,900	132,979
Shenzhen SC New Energy Technology Corp. (A Shares)	11,100	144,130
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	25,000	141,448
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	24,800	132,120
Shenzhen Sunway Communication Co. Ltd. (A Shares)	26,000	88,002
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	21,666	460,622
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	44,660	147,171
Sichuan Chuantou Energy Co. Ltd. (A Shares)	121,100	211,667
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (a)	286,600	158,902
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	38,700	107,776
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	41,000	132,523
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	154,600	262,503
Sichuan Swellfun Co. Ltd. (A Shares)	15,800	248,132
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	37,200	137,128
Sinolink Securities Co. Ltd. (A Shares)	79,600	130,517
Sinoma Science & Technology Co. Ltd. (A Shares)	54,100	252,898
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	177,500	109,137
Sinopharm Group Co. Ltd. (H Shares)	722,200	1,615,414
Sinotrans Ltd.	128,600	82,961
Siyuan Electric Co. Ltd. (A Shares)	23,600	170,066
SKSHU Paint Co. Ltd. (A Shares)	12,320	206,564
Songcheng Performance Development Co. Ltd. (A Shares)	70,460	170,594
Soochow Securities Co. Ltd. (A Shares)	135,460	167,666
Southwest Securities Co. Ltd. (A Shares)	193,700	146,247
StarPower Semiconductor Ltd. (A Shares)	5,500	280,116
Sungrow Power Supply Co. Ltd. (A Shares)	47,200	857,499
Suning.com Co. Ltd. (A Shares) (a)	294,800	184,108
Sunwoda Electronic Co. Ltd. (A Shares)	56,100	316,573
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	55,300	217,064
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	3,300	259,407
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	18,900	199,695
Tangshan Jidong Cement Co. Ltd. A Shares	44,700	80,900
TBEA Co. Ltd. (A Shares)	121,300	363,378
TCL Technology Group Corp. (A Shares)	438,400	390,981
Thunder Software Technology Co. Ltd. (A Shares)	15,900	353,124
Tianfeng Securities Co. Ltd. (A Shares)	265,300	156,082
Tianjin 712 Communication & Broadcasting Co. Ltd.	24,300	137,498
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	103,800	708,387
Tianma Microelectronics Co. Ltd. (A Shares)	75,400	142,149
Tianshan Aluminum Group Co. Ltd.	150,900	199,329
Tianshui Huatian Technology Co. Ltd. (A Shares)	98,000	178,021
Tibet Summit Industrial Co. Ltd. (A Shares)	25,500	116,373
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	55,300	175,532
Toly Bread Co. Ltd.	29,820	122,383
TongFu Microelectronics Co. Ltd. (A Shares)	39,100	108,145
Tongkun Group Co. Ltd. (A Shares)	78,100	257,168
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	339,300	183,415
Tongwei Co. Ltd. (A Shares)	145,600	869,950
Topchoice Medical Corp. (a)	10,400	245,052
Topsec Technologies Group, Inc.	33,900	81,796
Transfar Zhilian Co. Ltd.	91,200	111,573
TravelSky Technology Ltd. (H Shares)	492,000	922,029
Tsingtao Brewery Co. Ltd.:
(A Shares)	36,800	538,697
(H Shares)	258,000	2,321,989
Unigroup Guoxin Microelectronics Co. Ltd.	19,500	665,983
Unisplendour Corp. Ltd. (A Shares)	92,610	307,012
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	42,400	92,391
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	119,000	460,840
Walvax Biotechnology Co. Ltd. (A Shares)	50,400	389,071
Wanhua Chemical Group Co. Ltd. (A Shares)	101,400	1,464,872
Weichai Power Co. Ltd.:
(A Shares)	29,100	72,026
(H Shares)	1,300,000	2,359,021
Weihai Guangwei Composites Co. Ltd. (A Shares)	16,700	190,262
Wens Foodstuffs Group Co. Ltd. (A Shares)	205,300	654,234
Western Securities Co. Ltd. (A Shares)	117,700	141,875
Western Superconducting Technologies Co. Ltd. (A Shares)	12,512	161,631
Westone Information Industry, Inc. (A Shares)	27,600	176,020
Will Semiconductor Ltd.	27,900	1,134,250
Wingtech Technology Co. Ltd. (A Shares)	40,000	682,538
Winning Health Technology Group Co. Ltd. (A Shares)	64,430	117,566
Wuchan Zhongda Group Co. Ltd.	168,600	140,903
Wuhan Guide Infrared Co. Ltd. (A Shares)	74,972	248,926
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	105,100	416,619
Wuhu Token Science Co. Ltd. (A Shares)	79,200	129,252
Wuliangye Yibin Co. Ltd. (A Shares)	125,400	3,950,386
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	59,860	164,529
WuXi AppTec Co. Ltd.	62,184	1,034,981
WuXi AppTec Co. Ltd. (H Shares) (c)	208,868	2,995,850
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	25,220	290,101
Wuxi Shangji Automation Co. Ltd. (A Shares)	9,000	180,809
XCMG Construction Machinery Co. Ltd. (A Shares)	258,500	231,692
Xiamen C&D, Inc. (A Shares)	79,525	117,759
Xiamen Faratronic Co. Ltd. (A Shares)	7,300	227,461
Xiamen Intretech, Inc.	24,910	117,964
Xiamen Tungsten Co. Ltd. (A Shares)	38,500	119,922
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	234,000	556,756
(H Shares)	259,564	452,518
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares) (d)	70,500	118,368
Yankuang Energy Group Co. Ltd.:
(A Shares)	287,200	1,052,622
(H Shares)	352,000	745,765
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	24,640	116,563
Yantai Jereh Oilfield Services (A Shares)	31,400	208,337
Yealink Network Technology Corp. Ltd.	28,950	357,640
Yifeng Pharmacy Chain Co. Ltd.	23,050	180,722
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	46,800	424,257
Yintai Gold Co. Ltd. (A Shares)	73,780	96,728
Yonghui Superstores Co. Ltd. (A Shares)	261,500	160,296
YongXing Special Materials Technology Co. Ltd. (A Shares)	13,100	251,811
Yonyou Network Technology Co. Ltd. (A Shares)	132,120	734,608
Youngor Group Co. Ltd. (A Shares)	132,887	139,488
Youngy Co. Ltd. (A Shares) (a)	7,700	113,994
YTO Express Group Co. Ltd. (A Shares)	110,200	280,587
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	41,300	121,013
Yunda Holding Co. Ltd. (A Shares)	94,060	293,130
Yunnan Aluminium Co. Ltd. (A Shares) (a)	87,900	154,164
Yunnan Baiyao Group Co. Ltd. (A Shares)	39,800	567,380
Yunnan Energy New Material Co. Ltd.	28,900	1,163,094
Yunnan Tin Co. Ltd. (A Shares) (a)	46,500	148,471
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	19,500	1,106,182
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	456,010	488,034
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	154,100	109,353
Zhejiang Chint Electric Co. Ltd. (A Shares)	69,900	527,814
Zhejiang Dahua Technology Co. Ltd. (A Shares)	95,900	290,398
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	15,740	181,905
Zhejiang Expressway Co. Ltd. (H Shares)	768,000	659,233
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)	178,300	168,822
Zhejiang HangKe Technology, Inc. Co. (A Shares)	13,047	180,511
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	40,890	135,282
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	39,350	619,286
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	41,300	378,357
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	26,700	184,531
Zhejiang Juhua Co. Ltd. (A Shares)	76,600	157,113
Zhejiang Longsheng Group Co. Ltd. (A Shares)	105,700	208,103
Zhejiang NHU Co. Ltd. (A Shares)	81,780	389,266
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	117,650	357,040
Zhejiang Semir Garment Co. Ltd. (A Shares)	63,500	70,177
Zhejiang Supor Cookware Co. Ltd.	16,400	134,287
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	40,100	194,327
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	51,700	184,782
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	15,000	109,443
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (a)	28,400	145,678
Zheshang Securities Co. Ltd.	126,700	247,253
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	268,200	923,624
Zhongji Innolight Co. Ltd. (A Shares)	25,200	143,231
Zhongtai Securities Co. Ltd. (A Shares)	176,400	242,115
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	295,327	1,559,827
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	12,800	169,915
Zhuzhou Kibing Group Co. Ltd. (A Shares)	86,600	218,284
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	91,600	134,344
Zijin Mining Group Co. Ltd.:
(A Shares)	361,900	571,889
(H Shares)	3,470,000	4,504,791
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	368,900	412,483
(H Shares)	481,000	315,035
ZTE Corp.:
(A Shares)	84,300	404,189
(H Shares)	471,800	1,274,917
TOTAL CHINA		487,662,152
Colombia - 0.1%
Bancolombia SA	138,396	1,384,737
Ecopetrol SA	2,685,455	1,976,107
Grupo de Inversiones Suramerica SA (d)	63,320	437,073
Interconexion Electrica SA ESP	238,918	1,428,260
TOTAL COLOMBIA		5,226,177
Cyprus - 0.1%
Ozon Holdings PLC ADR (a)	28,218	544,144
TCS Group Holding PLC unit	64,541	4,611,088
TOTAL CYPRUS		5,155,232
Czech Republic - 0.2%
CEZ A/S (b)	86,929	3,222,774
Komercni Banka A/S	40,962	1,811,741
MONETA Money Bank A/S (c)	188,698	814,135
TOTAL CZECH REPUBLIC		5,848,650
Egypt - 0.1%
Commercial International Bank SAE	905,934	2,960,576
Eastern Co. SAE	516,761	342,095
Fawry for Banking & Payment Technology Services SAE	276,034	173,597
TOTAL EGYPT		3,476,268
Greece - 0.2%
Alpha Bank SA (a)	1,194,974	1,808,414
Eurobank Ergasias Services and Holdings SA (a)	1,385,338	1,566,821
Ff Group (a)(d)	1,944	2,621
Hellenic Telecommunications Organization SA	128,572	2,499,096
Jumbo SA	58,247	866,382
OPAP SA	110,878	1,646,868
Public Power Corp. of Greece (a)	113,079	1,100,735
TOTAL GREECE		9,490,937
Hong Kong - 1.2%
Beijing Enterprises Holdings Ltd.	272,427	928,696
BYD Electronic International Co. Ltd.	365,500	1,105,447
China Everbright International Ltd.	1,983,814	1,473,670
China Jinmao Holdings Group Ltd.	3,090,000	1,122,504
China Merchants Holdings International Co. Ltd.	804,880	1,487,554
China Overseas Land and Investment Ltd.	2,066,702	6,099,824
China Power International Development Ltd.	2,916,619	1,443,474
China Resources Beer Holdings Co. Ltd.	786,144	5,869,258
China Resources Power Holdings Co. Ltd.	1,034,940	2,520,371
China Taiping Insurance Group Ltd.	873,455	1,235,727
China Traditional Chinese Medicine Holdings Co. Ltd.	1,482,000	864,271
CITIC Pacific Ltd.	3,131,941	3,517,501
CSPC Pharmaceutical Group Ltd.	4,837,608	5,879,580
Far East Horizon Ltd.	900,000	776,066
Fosun International Ltd.	1,355,954	1,538,528
Ganfeng Lithium Co. Ltd. (H Shares) (c)	150,600	2,393,085
Guangdong Investment Ltd.	1,587,126	2,267,106
Hua Hong Semiconductor Ltd. (a)(c)	279,000	1,358,168
Lenovo Group Ltd.	3,891,000	4,216,711
MMG Ltd. (a)	1,640,000	532,484
Sinotruk Hong Kong Ltd.	373,000	554,822
Sun Art Retail Group Ltd.	1,035,500	378,144
Wharf Holdings Ltd.	744,000	2,542,667
Yuexiu Property Co. Ltd.	748,600	760,649
TOTAL HONG KONG		50,866,307
Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	220,938	1,920,125
OTP Bank PLC (a)	120,818	6,987,295
Richter Gedeon PLC	75,215	1,982,425
TOTAL HUNGARY		10,889,845
India - 12.2%
ACC Ltd.	40,682	1,255,256
Adani Enterprises Ltd.	148,277	3,438,592
Adani Green Energy Ltd. (a)	210,576	5,349,175
Adani Ports & Special Economic Zone Ltd.	275,236	2,665,660
Adani Total Gas Ltd. (a)	147,985	3,635,616
Adani Transmissions Ltd. (a)	147,594	3,945,547
Ambuja Cements Ltd.	377,007	1,857,154
Apollo Hospitals Enterprise Ltd.	54,174	3,257,076
Asian Paints Ltd.	206,667	8,763,208
Aurobindo Pharma Ltd.	157,935	1,349,296
Avenue Supermarts Ltd. (a)(c)	87,273	4,842,150
Axis Bank Ltd. (a)	1,222,222	12,807,858
Bajaj Auto Ltd.	37,593	1,804,299
Bajaj Finance Ltd.	146,331	13,867,818
Bajaj Finserv Ltd.	20,540	4,357,785
Balkrishna Industries Ltd.	47,088	1,485,365
Bandhan Bank Ltd. (c)	348,524	1,485,345
Berger Paints India Ltd.	131,430	1,276,470
Bharat Electronics Ltd.	657,344	1,862,032
Bharat Forge Ltd.	125,560	1,244,927
Bharat Petroleum Corp. Ltd.	468,180	2,508,612
Bharti Airtel Ltd. (a)	1,330,500	13,076,225
Biocon Ltd. (a)	223,884	1,106,483
Britannia Industries Ltd.	58,307	2,774,145
Cholamandalam Investment and Finance Co. Ltd.	221,482	1,883,309
Cipla Ltd./India (a)	260,954	3,314,841
Coal India Ltd.	833,006	1,793,764
Colgate-Palmolive Ltd.	65,436	1,253,629
Container Corp. of India Ltd.	130,875	1,142,636
Dabur India Ltd.	332,868	2,403,872
Divi's Laboratories Ltd.	71,476	3,883,709
DLF Ltd.	334,087	1,770,296
Dr. Reddy's Laboratories Ltd.	62,780	3,631,579
Eicher Motors Ltd.	73,774	2,636,218
GAIL India Ltd.	840,953	1,640,862
Godrej Consumer Products Ltd. (a)	192,654	2,306,412
Godrej Properties Ltd. (a)	67,587	1,564,497
Grasim Industries Ltd.	142,344	3,316,684
Havells India Ltd.	135,695	2,170,349
HCL Technologies Ltd.	582,832	8,655,093
HDFC Asset Management Co. Ltd. (c)	28,889	859,389
HDFC Standard Life Insurance Co. Ltd. (c)	491,100	4,119,482
Hero Motocorp Ltd.	64,664	2,377,347
Hindalco Industries Ltd.	847,743	5,623,413
Hindustan Petroleum Corp. Ltd.	345,123	1,461,739
Hindustan Unilever Ltd.	442,762	13,546,921
Housing Development Finance Corp. Ltd.	924,548	31,566,018
ICICI Bank Ltd.	2,762,195	29,693,244
ICICI Lombard General Insurance Co. Ltd. (c)	120,186	2,223,011
ICICI Prudential Life Insurance Co. Ltd. (c)	194,884	1,470,555
Indian Oil Corp. Ltd.	1,017,938	1,723,215
Indian Railway Catering & Tourism Corp. Ltd. (a)	129,612	1,522,755
Indraprastha Gas Ltd.	150,592	797,390
Indus Towers Ltd.	363,896	1,239,835
Info Edge India Ltd.	36,639	2,426,662
Infosys Ltd.	1,833,448	43,163,824
InterGlobe Aviation Ltd. (a)(c)	51,922	1,301,333
ITC Ltd.	1,592,867	4,733,653
JSW Steel Ltd.	453,707	3,867,765
Jubilant Foodworks Ltd.	42,458	1,938,360
Kotak Mahindra Bank Ltd. (a)	299,468	7,510,850
Larsen & Toubro Infotech Ltd. (c)	28,198	2,388,000
Larsen & Toubro Ltd.	371,011	9,567,234
Lupin Ltd.	122,277	1,495,284
Mahindra & Mahindra Ltd.	469,304	5,616,786
Marico Ltd.	277,913	1,804,401
Maruti Suzuki India Ltd.	73,234	8,489,758
MindTree Consulting Ltd.	35,303	1,913,369
Motherson Sumi Systems Ltd.	682,618	1,656,551
Motherson Sumi Wiring India Ltd. (a)(d)	682,618	364,761
Mphasis BFL Ltd.	45,072	1,893,961
MRF Ltd.	1,030	1,000,912
Muthoot Finance Ltd.	65,211	1,281,831
Nestle India Ltd.	18,159	4,530,997
NTPC Ltd.	2,619,466	5,026,491
Oil & Natural Gas Corp. Ltd.	1,357,737	3,176,777
Page Industries Ltd.	3,005	1,717,507
Petronet LNG Ltd.	401,707	1,155,543
PI Industries Ltd.	45,011	1,478,147
Pidilite Industries Ltd.	82,318	2,720,063
Piramal Enterprises Ltd.	57,864	1,868,978
Power Grid Corp. of India Ltd.	1,687,670	4,894,430
Reliance Industries Ltd.	1,536,631	49,552,281
SBI Cards & Payment Services Ltd. (a)	127,457	1,511,973
SBI Life Insurance Co. Ltd. (c)	242,413	4,031,654
Shree Cement Ltd.	5,874	1,921,798
Shriram Transport Finance Co. Ltd.	108,650	1,805,224
Siemens Ltd.	38,318	1,201,967
SRF Ltd.	79,952	2,587,712
State Bank of India	963,063	7,017,988
Sun Pharmaceutical Industries Ltd.	453,289	5,095,685
Tata Consultancy Services Ltd.	497,300	25,057,633
Tata Consumer Products Ltd.	323,179	3,166,288
Tata Motors Ltd. (a)	894,446	6,174,646
Tata Power Co. Ltd./The	775,468	2,583,082
Tata Steel Ltd.	389,184	5,742,309
Tech Mahindra Ltd.	338,307	6,757,413
Titan Co. Ltd.	191,456	6,108,616
Torrent Pharmaceuticals Ltd.	27,253	979,184
Trent Ltd.	97,375	1,356,295
Ultratech Cement Ltd.	54,542	5,304,175
United Spirits Ltd. (a)	156,471	1,828,710
UPL Ltd. (a)	267,908	2,808,644
Vedanta Ltd.	600,756	2,622,194
Wipro Ltd.	733,119	5,663,861
Yes Bank Ltd. (a)	6,062,377	1,087,338
Zomato Ltd. (a)	838,612	1,022,725
TOTAL INDIA		523,581,781
Indonesia - 1.5%
PT Adaro Energy Tbk	7,714,600	1,207,966
PT Aneka Tambang Tbk	4,506,200	562,185
PT Astra International Tbk	10,907,359	4,174,543
PT Bank Central Asia Tbk	29,896,550	15,901,896
PT Bank Mandiri (Persero) Tbk	10,054,498	5,268,643
PT Bank Negara Indonesia (Persero) Tbk	4,018,100	2,062,271
PT Bank Rakyat Indonesia (Persero) Tbk	36,785,827	10,470,550
PT Barito Pacific Tbk	15,190,200	943,815
PT Charoen Pokphand Indonesia Tbk	3,967,700	1,743,420
PT Gudang Garam Tbk	257,900	550,410
PT Indah Kiat Pulp & Paper Tbk	1,473,500	783,616
PT Indocement Tunggal Prakarsa Tbk	794,800	608,876
PT Indofood CBP Sukses Makmur Tbk	1,239,300	753,432
PT Indofood Sukses Makmur Tbk	2,341,400	1,032,553
PT Kalbe Farma Tbk	11,338,300	1,295,295
PT Merdeka Copper Gold Tbk (a)	6,164,700	1,575,963
PT Sarana Menara Nusantara Tbk	12,372,100	884,269
PT Semen Gresik (Persero) Tbk	1,609,648	758,099
PT Telkom Indonesia Persero Tbk	26,673,865	7,812,123
PT Tower Bersama Infrastructure Tbk	4,241,000	854,094
PT Unilever Indonesia Tbk	4,106,295	1,154,901
PT United Tractors Tbk	904,700	1,462,756
TOTAL INDONESIA		61,861,676
Isle of Man - 0.0%
NEPI Rockcastle PLC	228,071	1,550,943
Korea (South) - 10.9%
Alteogen, Inc.	14,709	597,249
AMOREPACIFIC Corp.	17,255	2,250,113
AMOREPACIFIC Group, Inc.	15,503	533,399
BGF Retail Co. Ltd.	4,198	568,592
Celltrion Healthcare Co. Ltd. (a)	46,936	2,479,498
Celltrion Pharm, Inc. (a)	9,181	637,978
Celltrion, Inc. (a)	53,068	6,743,713
Cheil Worldwide, Inc.	40,418	744,080
CJ CheilJedang Corp.	4,428	1,284,187
CJ Corp.	7,810	521,955
CJ ENM Co. Ltd.	5,647	585,386
CJ Logistics Corp. (a)	4,918	477,517
Coway Co. Ltd.	29,857	1,719,883
Db Insurance Co. Ltd.	24,871	1,245,620
Doosan Bobcat, Inc. (a)	27,098	849,656
Doosan Heavy Industries & Construction Co. Ltd. (a)	166,490	2,503,347
Doosan Heavy Industries & Construction Co. Ltd. rights 2/11/22 (a)	21,180	29,864
Douzone Bizon Co. Ltd.	11,365	503,686
E-Mart, Inc.	10,503	1,168,839
Ecopro BM Co. Ltd.	5,912	1,679,562
F&F Co. Ltd. (a)	1,860	1,283,185
Green Cross Corp.	3,144	465,428
GS Engineering & Construction Corp.	34,631	1,152,312
GS Holdings Corp.	24,911	804,189
Hana Financial Group, Inc.	161,631	6,089,163
Hankook Tire Co. Ltd.	40,012	1,129,671
Hanmi Pharm Co. Ltd.	3,651	753,455
Hanon Systems	100,525	901,915
Hanwha Solutions Corp. (a)	66,984	1,827,849
HLB, Inc.	48,640	1,304,234
HMM Co. Ltd. (a)	141,965	2,642,748
Hotel Shilla Co.	16,785	1,017,907
HYBE Co. Ltd. (a)	9,014	1,824,686
Hyundai Engineering & Construction Co. Ltd.	42,053	1,505,805
Hyundai Glovis Co. Ltd.	10,055	1,375,446
Hyundai Heavy Industries Holdi	25,493	1,027,738
Hyundai Mobis	35,760	7,018,815
Hyundai Motor Co.	75,734	12,205,058
Hyundai Steel Co.	46,690	1,541,871
Iljin Materials Co. Ltd.	12,425	1,004,051
Industrial Bank of Korea	139,396	1,210,113
Kakao Corp.	163,804	11,830,224
Kakao Games Corp. (a)	17,133	962,689
KakaoBank Corp. (a)	51,222	1,779,255
Kangwon Land, Inc. (a)	50,769	1,067,317
KB Financial Group, Inc.	212,746	10,542,185
Kia Corp.	141,980	9,898,307
Korea Aerospace Industries Ltd.	40,710	1,223,782
Korea Electric Power Corp.	138,349	2,378,475
Korea Investment Holdings Co. Ltd.	22,553	1,382,747
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	21,000	1,419,455
Korea Zinc Co. Ltd.	4,578	1,947,114
Korean Air Lines Co. Ltd. (a)	93,605	2,260,019
KRAFTON, Inc. (a)	12,105	2,804,323
KT&G Corp.	62,606	4,043,536
Kumho Petro Chemical Co. Ltd.	9,814	1,218,179
L&F Co. Ltd.	12,118	1,790,734
LG Chemical Ltd.	24,772	13,277,476
LG Corp.	46,760	2,891,311
LG Display Co. Ltd. (a)	125,179	2,104,918
LG Electronics, Inc.	57,306	6,225,018
LG Household & Health Care Ltd.	5,260	4,278,151
LG Innotek Co. Ltd.	7,645	2,298,152
LG Uplus Corp.	115,027	1,253,237
Lotte Chemical Corp.	9,225	1,516,778
Lotte Shopping Co. Ltd.	5,737	385,548
Meritz Securities Co. Ltd.	164,640	838,962
Mirae Asset Securities Co. Ltd.	153,244	1,097,569
NAVER Corp.	65,069	17,185,011
NCSOFT Corp.	9,020	4,063,540
Netmarble Corp. (c)	14,880	1,377,546
NH Investment & Securities Co. Ltd.	78,677	754,283
Orion Corp./Republic of Korea	12,745	1,042,733
Pan Ocean Co., Ltd. (Korea)	144,492	603,017
Pearl Abyss Corp. (a)	16,647	1,327,887
POSCO	39,924	8,929,515
POSCO Chemtech Co. Ltd.	16,719	1,571,499
S-Oil Corp.	24,299	1,844,368
S1 Corp.	9,283	519,870
Samsung Biologics Co. Ltd. (a)(c)	8,908	5,514,002
Samsung C&T Corp.	45,347	4,101,874
Samsung Electro-Mechanics Co. Ltd.	30,196	4,593,329
Samsung Electronics Co. Ltd.	2,572,250	159,969,715
Samsung Engineering Co. Ltd. (a)	84,578	1,547,447
Samsung Fire & Marine Insurance Co. Ltd.	16,624	2,778,345
Samsung Heavy Industries Co. Ltd. (a)	339,026	1,473,405
Samsung Life Insurance Co. Ltd.	37,755	1,911,987
Samsung SDI Co. Ltd.	29,647	14,711,313
Samsung SDS Co. Ltd.	18,420	2,186,245
Samsung Securities Co. Ltd.	33,341	1,125,615
SD Biosensor, Inc.	19,502	997,200
Seegene, Inc.	19,674	900,372
Shin Poong Pharmaceutical Co.	17,293	349,923
Shinhan Financial Group Co. Ltd.	236,549	7,575,435
SK Biopharmaceuticals Co. Ltd. (a)	14,864	948,725
SK Bioscience Co. Ltd. (a)	12,361	1,726,302
SK Chemicals Co. Ltd.	6,204	656,656
SK Hynix, Inc.	293,906	30,417,412
SK IE Technology Co. Ltd. (a)(c)	9,635	945,788
SK Innovation Co., Ltd. (a)	27,407	5,029,265
SK Square Co. Ltd. (a)	9,250	429,984
SK Telecom Co. Ltd.	14,138	672,808
SK, Inc.	22,587	4,180,718
SKC Co. Ltd.	11,212	1,349,627
Woori Financial Group, Inc.	274,217	3,373,057
Yuhan Corp.	27,567	1,306,790
TOTAL KOREA (SOUTH)		467,917,832
Kuwait - 0.6%
Agility Public Warehousing Co. KSC	658,179	2,182,337
Boubyan Bank KSC	587,886	1,564,848
Kuwait Finance House KSCP	2,499,834	7,479,688
Mabanee Co. SAKC	313,020	852,845
Mobile Telecommunication Co.	1,167,842	2,310,229
National Bank of Kuwait	3,681,039	12,594,308
TOTAL KUWAIT		26,984,255
Luxembourg - 0.0%
Reinet Investments SCA	74,350	1,486,180
Malaysia - 1.3%
AMMB Holdings Bhd (a)	984,000	768,495
Axiata Group Bhd	1,511,798	1,355,753
CIMB Group Holdings Bhd	3,511,542	4,374,295
Dialog Group Bhd	2,138,165	1,311,891
DiGi.com Bhd	1,675,700	1,523,481
Fraser & Neave Holdings Bhd	60,400	359,648
Genting Bhd	1,140,700	1,194,753
Genting Malaysia Bhd	1,584,740	1,037,593
Hap Seng Consolidated Bhd	333,700	611,383
Hartalega Holdings Bhd	926,600	1,313,450
Hong Leong Bank Bhd	351,300	1,631,148
Hong Leong Credit Bhd	104,900	457,800
IHH Healthcare Bhd	940,387	1,449,102
Inari Amertron Bhd	1,596,200	1,275,391
IOI Corp. Bhd	1,359,200	1,235,625
Kuala Lumpur Kepong Bhd	233,028	1,213,405
Malayan Banking Bhd	2,521,210	4,984,835
Malaysia Airports Holdings Bhd (a)	588,900	804,065
Maxis Bhd	1,279,800	1,293,883
MISC Bhd	724,100	1,208,577
Nestle (Malaysia) Bhd	36,600	1,156,493
Petronas Chemicals Group Bhd	1,292,700	2,770,405
Petronas Dagangan Bhd	152,826	709,667
Petronas Gas Bhd	425,400	1,728,479
PPB Group Bhd	344,140	1,317,436
Press Metal Bhd	1,742,800	2,570,650
Public Bank Bhd	7,845,585	7,902,892
QL Resources Bhd	581,000	689,042
RHB Bank Bhd	987,943	1,314,953
Sime Darby Bhd	1,480,049	760,627
Sime Darby Plantation Bhd	936,296	791,223
Telekom Malaysia Bhd	642,900	779,047
Tenaga Nasional Bhd	1,233,472	2,705,825
Top Glove Corp. Bhd	2,882,300	1,468,908
Westports Holdings Bhd	565,100	523,119
TOTAL MALAYSIA		56,593,339
Mexico - 1.9%
Alfa SA de CV Series A	1,583,700	1,152,382
America Movil S.A.B. de CV Series L	18,486,147	17,394,615
Arca Continental S.A.B. de CV	233,400	1,380,509
Becle S.A.B. de CV	286,700	692,705
CEMEX S.A.B. de CV unit (a)	8,163,286	4,986,300
Coca-Cola FEMSA S.A.B. de CV unit	280,439	1,471,938
Fibra Uno Administracion SA de CV	1,696,283	1,743,320
Fomento Economico Mexicano S.A.B. de CV unit	1,048,391	7,887,836
Gruma S.A.B. de CV Series B	114,290	1,494,834
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	197,127	2,710,257
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	112,000	2,267,745
Grupo Bimbo S.A.B. de CV Series A	844,470	2,644,188
Grupo Carso SA de CV Series A1	236,500	661,416
Grupo Financiero Banorte S.A.B. de CV Series O	1,398,481	8,863,555
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,196,500	1,725,610
Grupo Mexico SA de CV Series B	1,677,554	7,204,504
Grupo Televisa SA de CV	1,320,693	2,691,581
Industrias Penoles SA de CV (a)	75,320	806,911
Kimberly-Clark de Mexico SA de CV Series A	811,227	1,171,930
Megacable Holdings S.A.B. de CV unit	173,800	559,786
Orbia Advance Corp. S.A.B. de CV	563,920	1,316,852
Promotora y Operadora de Infraestructura S.A.B. de CV	122,830	896,037
Telesites S.A.B. de C.V.	698,900	737,931
Wal-Mart de Mexico SA de CV Series V	2,820,656	9,590,887
TOTAL MEXICO		82,053,629
Netherlands - 0.2%
X5 Retail Group NV GDR	66,442	1,490,553
Yandex NV Class A (a)	158,365	7,483,300
TOTAL NETHERLANDS		8,973,853
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	116,246	941,593
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	1,057,950	1,316,834
AC Energy Corp.	4,153,800	778,944
Ayala Corp.	150,216	2,563,959
Ayala Land, Inc.	4,367,513	3,078,150
Bank of the Philippine Islands (BPI)	971,228	1,865,239
BDO Unibank, Inc.	1,064,361	2,823,607
Globe Telecom, Inc.	14,430	878,538
GT Capital Holdings, Inc.	52,057	582,689
International Container Terminal Services, Inc.	551,960	2,167,198
JG Summit Holdings, Inc.	1,594,803	1,947,756
Jollibee Food Corp.	237,453	1,125,937
Manila Electric Co.	121,090	795,843
Metro Pacific Investments Corp.	6,513,200	492,938
Metropolitan Bank & Trust Co.	967,432	1,118,567
Monde Nissin Corp. (c)	2,429,700	781,129
PLDT, Inc.	40,825	1,465,885
SM Investments Corp.	130,070	2,420,174
SM Prime Holdings, Inc.	5,448,100	3,760,598
Universal Robina Corp.	474,898	1,183,241
TOTAL PHILIPPINES		31,147,226
Poland - 0.7%
Allegro.eu SA (a)(c)	191,922	1,778,804
Bank Polska Kasa Opieki SA	98,722	3,289,551
CD Projekt RED SA	41,416	1,838,676
Cyfrowy Polsat SA	142,609	1,101,654
Dino Polska SA (a)(c)	26,252	2,022,463
KGHM Polska Miedz SA (Bearer)	75,316	2,598,041
LPP SA	598	2,339,041
mBank SA (a)	8,020	918,495
Orange Polska SA (a)	339,298	661,451
PGE Polska Grupa Energetyczna SA (a)	452,540	852,508
Polish Oil & Gas Co. SA	927,448	1,211,149
Polski Koncern Naftowy Orlen SA	160,923	2,812,527
Powszechna Kasa Oszczednosci Bank SA (a)	470,084	5,502,954
Powszechny Zaklad Ubezpieczen SA	323,822	2,883,206
Santander Bank Polska SA	19,214	1,650,914
TOTAL POLAND		31,461,434
Qatar - 0.8%
Barwa Real Estate Co.	1,036,122	954,735
Industries Qatar QSC (a)	817,776	3,780,052
Masraf al Rayan	2,454,586	3,313,455
Mesaieed Petrochemical Holding Co.	2,387,284	1,596,549
Ooredoo QSC	459,805	918,095
Qatar Electricity & Water Co.	234,264	1,146,549
Qatar Fuel Co.	258,618	1,349,558
Qatar Gas Transport Co. Ltd. (Nakilat)	1,334,391	1,323,030
Qatar International Islamic Bank QSC	376,687	1,034,570
Qatar Islamic Bank (a)	622,772	3,352,467
Qatar National Bank SAQ (a)	2,441,554	14,645,301
The Commercial Bank of Qatar (a)	1,061,210	2,083,947
TOTAL QATAR		35,498,308
Russia - 2.8%
Alrosa Co. Ltd.	1,399,461	2,042,509
Gazprom OAO	6,384,126	27,584,053
Inter Rao Ues JSC	20,040,158	1,001,311
LUKOIL PJSC	224,329	19,916,148
Magnit OJSC GDR (Reg. S)	193,190	2,544,567
MMC Norilsk Nickel PJSC	34,221	9,597,927
Mobile TeleSystems OJSC sponsored ADR	247,296	1,889,341
Moscow Exchange MICEX-RTS OAO	808,717	1,514,714
Novatek PJSC GDR (Reg. S)	49,200	10,391,317
Novolipetsk Steel OJSC	812,466	2,236,617
PhosAgro OJSC GDR (Reg. S)	73,798	1,480,414
Polyus PJSC	18,462	2,888,593
Rosneft Oil Co. OJSC	635,841	4,712,432
Sberbank of Russia	5,823,145	20,067,848
Severstal PAO	113,908	2,212,028
Surgutneftegas OJSC	4,033,562	1,889,874
Tatneft PAO	770,244	4,932,750
VTB Bank OJSC	1,801,039,946	1,008,011
TOTAL RUSSIA		117,910,454
Saudi Arabia - 3.6%
Abdullah Al Othaim Markets Co.	22,881	646,442
Advanced Polypropylene Co.	56,900	1,135,907
Al Rajhi Bank	659,964	26,068,569
Alinma Bank	528,288	4,217,123
Almarai Co. Ltd.	134,189	1,756,092
Arab National Bank	318,297	2,349,963
Bank Al-Jazira	214,270	1,320,377
Bank Albilad (a)	197,840	2,931,822
Banque Saudi Fransi	318,584	4,440,935
Bupa Arabia for Cooperative Insurance Co. (a)	32,296	1,279,135
Dar Al Arkan Real Estate Development Co. (a)	276,612	759,376
Dr Sulaiman Al Habib Medical Services Group Co.	28,080	1,234,894
Emaar The Economic City (a)	211,901	728,570
Etihad Etisalat Co.	203,221	1,763,065
Jarir Marketing Co.	31,483	1,689,991
Mobile Telecommunications Co. Saudi Arabia (a)	238,420	850,252
Mouwasat Medical Services Co.	26,216	1,386,299
National Industrialization Co. (a)	177,319	1,071,882
National Petrochemical Co.	64,827	730,878
Rabigh Refining & Petrochemical Co. (a)	118,325	764,465
Riyad Bank	728,103	6,598,124
Sabic Agriculture-Nutrients Co.	115,437	5,199,726
Sahara International Petrochemical Co.	193,667	2,219,590
Saudi Arabian Mining Co. (a)	232,072	5,684,431
Saudi Arabian Oil Co.	1,187,276	11,819,281
Saudi Basic Industries Corp.	485,311	16,117,101
Saudi Cement Co.	41,262	615,867
Saudi Electricity Co.	449,405	3,144,242
Saudi Industrial Investment Group	119,066	1,078,985
Saudi Kayan Petrochemical Co. (a)	396,178	2,069,642
Saudi Telecom Co.	323,509	10,122,860
The Co. for Cooperative Insurance	32,915	680,776
The Saudi British Bank	443,639	4,741,577
The Saudi National Bank	1,182,509	23,259,992
The Savola Group	139,242	1,265,533
Yanbu National Petrochemical Co.	136,461	2,465,965
TOTAL SAUDI ARABIA		154,209,729
Singapore - 0.0%
BOC Aviation Ltd. Class A (c)	113,400	953,375
South Africa - 3.3%
Absa Group Ltd.	387,621	4,295,711
African Rainbow Minerals Ltd.	60,461	900,323
Anglo American Platinum Ltd.	28,606	3,466,025
AngloGold Ashanti Ltd.	224,859	4,215,411
Aspen Pharmacare Holdings Ltd.	208,946	2,814,933
Bid Corp. Ltd.	180,254	3,895,766
Bidvest Group Ltd./The	155,080	1,901,397
Capitec Bank Holdings Ltd.	43,528	5,730,281
Clicks Group Ltd.	131,483	2,517,901
Discovery Ltd. (a)	233,276	2,357,411
Exxaro Resources Ltd.	132,790	1,436,523
FirstRand Ltd.	2,720,100	10,964,999
Gold Fields Ltd.	478,362	5,126,117
Growthpoint Properties Ltd.	1,829,539	1,752,323
Harmony Gold Mining Co. Ltd.	299,491	1,093,878
Impala Platinum Holdings Ltd.	440,430	6,790,049
Kumba Iron Ore Ltd.	34,740	1,239,429
Mr Price Group Ltd.	137,668	1,830,223
MTN Group Ltd. (a)	913,211	11,484,479
MultiChoice Group Ltd.	208,375	1,708,999
Naspers Ltd. Class N	117,137	18,934,986
Nedbank Group Ltd.	246,101	3,062,567
Northam Platinum Holdings Ltd. (a)	192,500	2,564,829
Old Mutual Ltd.	2,541,181	2,289,915
Pepkor Holdings Ltd. (b)(c)	698,954	1,030,594
Rand Merchant Insurance Holdings Ltd.	411,393	1,299,735
Remgro Ltd.	285,579	2,465,778
Sanlam Ltd.	1,020,953	4,194,646
Sasol Ltd. (a)	304,481	6,854,597
Shoprite Holdings Ltd.	269,884	3,692,524
Sibanye Stillwater Ltd.	1,490,580	5,555,951
Spar Group Ltd./The	103,607	1,133,017
Standard Bank Group Ltd.	697,532	6,808,047
Tiger Brands Ltd. (b)	91,907	1,105,751
Vodacom Group Ltd.	347,001	3,330,777
Woolworths Holdings Ltd.	535,908	1,851,565
TOTAL SOUTH AFRICA		141,697,457
Taiwan - 15.4%
Accton Technology Corp.	272,000	2,628,691
Acer, Inc.	1,555,000	1,613,936
Advantech Co. Ltd.	209,066	2,900,013
ASE Technology Holding Co. Ltd.	1,768,592	6,446,472
Asia Cement Corp.	1,187,000	1,903,293
ASMedia Technology, Inc.	15,000	865,591
ASUSTeK Computer, Inc.	379,502	4,965,345
AU Optronics Corp.	4,407,000	3,278,880
Catcher Technology Co. Ltd.	370,095	2,087,071
Cathay Financial Holding Co. Ltd.	4,259,809	9,888,652
Chang Hwa Commercial Bank	2,253,584	1,443,602
Cheng Shin Rubber Industry Co. Ltd.	959,000	1,206,559
China Development Financial Ho	8,161,624	5,448,687
China Steel Corp.	6,356,289	7,785,041
Chunghwa Telecom Co. Ltd.	2,049,129	8,715,740
Compal Electronics, Inc.	2,244,000	2,053,734
CTBC Financial Holding Co. Ltd.	9,971,778	10,032,658
Delta Electronics, Inc.	1,049,717	10,364,125
E.SUN Financial Holdings Co. Ltd.	6,468,486	6,807,586
ECLAT Textile Co. Ltd.	103,129	2,289,675
eMemory Technology, Inc.	35,000	2,044,920
Evergreen Marine Corp. (Taiwan)	1,367,735	5,807,527
Far Eastern New Century Corp.	1,588,000	1,664,865
Far EasTone Telecommunications Co. Ltd.	862,348	2,022,821
Feng Tay Enterprise Co. Ltd.	238,390	1,956,625
First Financial Holding Co. Ltd.	5,572,952	5,078,857
Formosa Chemicals & Fibre Corp.	1,897,149	5,442,620
Formosa Petrochemical Corp.	619,347	2,163,215
Formosa Plastics Corp.	2,060,085	7,905,591
Foxconn Technology Co. Ltd.	496,710	1,095,046
Fubon Financial Holding Co. Ltd.	4,079,346	11,265,925
Giant Manufacturing Co. Ltd.	161,000	1,866,228
GlobalWafers Co. Ltd.	118,000	3,370,272
HIWIN Technologies Corp.	147,716	1,431,360
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,722,465	25,154,708
Hotai Motor Co. Ltd.	157,000	3,441,018
Hua Nan Financial Holdings Co. Ltd.	4,605,889	3,652,397
Innolux Corp.	5,091,000	3,200,248
Inventec Corp.	1,450,000	1,331,076
Largan Precision Co. Ltd.	54,451	4,038,261
Lite-On Technology Corp.	1,138,044	2,630,514
MediaTek, Inc.	813,615	32,341,713
Mega Financial Holding Co. Ltd.	5,851,289	7,837,439
Micro-Star International Co. Ltd.	364,000	2,037,604
momo.com, Inc.	24,000	981,487
Nan Ya Plastics Corp.	2,780,358	8,786,614
Nan Ya Printed Circuit Board Corp.	122,000	2,144,056
Nanya Technology Corp.	664,000	1,765,323
Nien Made Enterprise Co. Ltd.	87,000	1,228,105
Novatek Microelectronics Corp.	311,000	5,473,653
Oneness Biotech Co. Ltd. (a)	124,000	1,080,213
Pegatron Corp.	1,076,000	2,706,874
Pou Chen Corp.	1,273,391	1,481,617
President Chain Store Corp.	308,000	2,944,075
Quanta Computer, Inc.	1,456,000	4,932,010
Realtek Semiconductor Corp.	247,000	4,795,628
Ruentex Development Co. Ltd.	626,960	1,461,039
Shin Kong Financial Holding Co. Ltd.	6,428,732	2,593,535
Sinopac Holdings Co.	5,439,302	3,256,989
Synnex Technology International Corp.	712,700	1,756,545
Taishin Financial Holdings Co. Ltd.	5,526,665	3,955,436
Taiwan Cement Corp.	2,814,537	4,790,549
Taiwan Cooperative Financial Holding Co. Ltd.	5,113,589	4,910,172
Taiwan High Speed Rail Corp.	1,060,000	1,092,779
Taiwan Mobile Co. Ltd.	889,000	3,197,956
Taiwan Semiconductor Manufacturing Co. Ltd.	13,264,740	306,950,015
The Shanghai Commercial & Savings Bank Ltd.	1,906,420	3,218,864
Unified-President Enterprises Corp.	2,597,332	6,371,023
Unimicron Technology Corp.	649,000	4,869,238
United Microelectronics Corp.	6,355,000	13,288,008
Vanguard International Semiconductor Corp.	485,000	2,341,448
Voltronic Power Technology Corp.	33,000	1,702,013
Wan Hai Lines Ltd.	329,100	1,805,487
Win Semiconductors Corp.	182,000	2,256,455
Winbond Electronics Corp.	1,601,000	1,788,305
Wistron Corp.	1,479,251	1,682,745
Wiwynn Corp.	42,629	1,563,957
WPG Holding Co. Ltd.	857,880	1,692,605
Yageo Corp.	232,321	3,962,527
Yang Ming Marine Transport Corp. (a)	941,000	3,488,142
Yuanta Financial Holding Co. Ltd.	5,241,215	4,822,743
TOTAL TAIWAN		658,644,431
Thailand - 1.7%
Advanced Info Service PCL (For. Reg.)	584,200	3,878,245
Advanced Information Service PCL NVDR	69,600	462,044
Airports of Thailand PCL:
(For. Reg.)	1,983,100	3,817,470
NVDR	29,400	56,595
Asset World Corp. PCL:
(For. Reg.) (a)	506,300	75,059
NVDR (a)	3,794,400	562,521
B. Grimm Power PCL:
(For. Reg.)	184,400	197,600
NVDR	222,400	238,320
Bangkok Commercial Asset Management PCL:
(For. Reg.)	225,900	139,111
NVDR	892,800	549,793
Bangkok Dusit Medical Services PCL:
(For. Reg.)	4,563,800	3,080,477
NVDR	543,600	366,887
Bangkok Expressway and Metro PCL:
(For. Reg.)	3,640,200	899,898
NVDR	975,800	241,229
Berli Jucker PCL:
unit	447,900	430,141
(For. Reg.)	130,200	125,038
BTS Group Holdings PCL:
(For. Reg.)	3,862,400	1,076,209
NVDR	1,096,900	304,174
Bumrungrad Hospital PCL:
NVDR	73,900	314,575
(For. Reg.)	187,600	798,571
Carabao Group PCL NVDR	172,800	530,146
Central Pattana PCL:
(For. Reg.)	734,400	1,206,296
NVDR	357,700	587,544
Central Retail Corp. PCL:
(For. Reg.)	1,001,524	1,027,927
NVDR	37,500	38,489
Charoen Pokphand Foods PCL:
(For. Reg.)	1,664,900	1,268,147
(NVDR)	357,700	272,458
CP ALL PCL:
(For. Reg.)	2,405,200	4,556,831
NVDR	842,900	1,596,937
Delta Electronics PCL NVDR	150,900	1,597,457
Electricity Generating PCL:
(For. Reg.)	53,000	271,554
NVDR	89,300	457,543
Energy Absolute PCL:
(For. Reg.)	694,500	1,871,889
NVDR	281,900	759,806
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	141,400	334,694
NVDR	259,300	613,714
Gulf Energy Development PCL:
(For. Reg.)	1,364,300	2,023,556
NVDR	294,300	436,511
Home Product Center PCL:
(For. Reg.)	1,192,800	508,741
NVDR	1,995,200	850,973
Indorama Ventures PCL:
(For. Reg.)	355,200	511,446
NVDR	901,700	1,298,342
Intouch Holdings PCL:
(For. Reg.)	486,500	1,126,219
NVDR	64,400	149,082
Krung Thai Bank PCL:
(For. Reg.)	1,776,300	752,419
NVDR	110,200	46,679
Krungthai Card PCL:
(For. Reg.)	364,900	662,668
NVDR	34,000	61,745
Land & House PCL:
NVDR	1,416,900	418,305
(For. Reg.)	3,232,200	954,228
Minor International PCL:
unit (a)	398,200	367,855
(For. Reg.) (a)	1,428,526	1,319,664
Muangthai Leasing PCL:
(For. Reg.)	83,001	141,104
NVDR	312,200	530,748
Osotspa PCL:
(For. Reg.)	95,800	93,133
NVDR	552,100	536,728
PTT Exploration and Production PCL:
(For. Reg.)	537,800	2,109,501
NVDR	209,700	822,541
PTT Global Chemical PCL:
(For. Reg.)	809,000	1,386,556
NVDR	344,600	590,615
PTT Oil & Retail Business PCL NVDR	1,623,800	1,207,684
PTT PCL:
(For. Reg.)	4,367,600	5,153,383
NVDR	927,800	1,094,722
Ratchaburi Electric Generating Holding PCL:
unit	380,100	509,302
(For. Reg.)	62,300	83,477
Robinsons Department Store PCL (For. Reg.) (a)	55,100	89,034
SCG Packaging PCL NVDR	694,200	1,305,521
Siam Cement PCL:
(For. Reg.)	342,400	3,974,921
NVDR	66,600	773,159
Siam Commercial Bank PCL:
(For. Reg.)	408,400	1,551,524
(NVDR)	71,300	270,871
Sri Trang Gloves Thailand PCL:
(For. Reg.)	92,700	81,420
NVDR	455,200	399,808
Srisawad Corp. PCL:
warrants 8/29/25 (a)	16,016	4,899
(For. Reg.)	94,600	172,623
NVDR	306,900	558,576
Thai Oil PCL:
(For. Reg.)	443,500	706,386
NVDR	73,200	116,590
Thai Union Frozen Products PCL:
(For. Reg.)	275,800	173,354
NVDR	1,220,300	767,020
True Corp. PCL:
(For. Reg.)	4,958,137	721,410
NVDR	1,294,100	188,292
TOTAL THAILAND		72,208,724
Turkey - 0.3%
Akbank TAS	1,679,187	1,013,544
Aselsan A/S	406,047	658,442
Bim Birlesik Magazalar A/S JSC	242,666	1,281,624
Eregli Demir ve Celik Fabrikalari T.A.S.	750,706	1,537,453
Ford Otomotiv Sanayi A/S	37,510	698,371
Koc Holding A/S	407,138	992,151
Turk Sise ve Cam Fabrikalari A/S	735,174	761,652
Turkcell Iletisim Hizmet A/S	645,641	905,916
Turkiye Garanti Bankasi A/S	1,250,030	1,117,686
Turkiye Is Bankasi A/S Series C	833,609	522,560
Turkiye Petrol Rafinerileri A/S (a)	67,175	863,374
TOTAL TURKEY		10,352,773
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	1,500,022	3,659,138
Abu Dhabi National Oil Co. for Distribution PJSC	1,347,154	1,514,748
Aldar Properties PJSC (a)	2,083,998	2,343,260
Dubai Islamic Bank Pakistan Ltd. (a)	1,562,500	2,339,677
Emaar Properties PJSC (a)	2,163,479	2,862,610
Emirates NBD Bank PJSC	1,362,820	4,953,281
Emirates Telecommunications Corp.	1,872,958	16,878,319
First Abu Dhabi Bank PJSC	2,354,640	12,821,170
TOTAL UNITED ARAB EMIRATES		47,372,203
United States of America - 0.6%
360 DigiTech, Inc. ADR	46,483	919,899
Dada Nexus Ltd. ADR (a)	31,658	345,705
DiDi Global, Inc. ADR (b)	164,772	594,827
Legend Biotech Corp. ADR (a)	24,585	1,048,304
Li Auto, Inc. ADR (a)	296,942	7,747,217
Southern Copper Corp.	45,830	2,928,079
Yum China Holdings, Inc.	226,556	10,913,203
TOTAL UNITED STATES OF AMERICA		24,497,234
TOTAL COMMON STOCKS (Cost $2,932,435,030)		4,118,240,995

Nonconvertible Preferred Stocks - 2.0%
	Shares	Value ($)
Brazil - 1.2%
Alpargatas SA (PN)	100,200	548,731
Banco Bradesco SA (PN)	2,653,380	11,392,830
Braskem SA (PN-A)	101,800	942,639
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	134,505	873,379
Companhia Energetica de Minas Gerais (CEMIG) (PN)	572,216	1,414,888
Gerdau SA	615,600	3,227,492
Itau Unibanco Holding SA	2,610,571	12,452,828
Itausa-Investimentos Itau SA (PN)	2,499,012	4,795,565
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,429,600	14,801,522
TOTAL BRAZIL		50,449,874
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	73,102	3,898,286
Colombia - 0.0%
Bancolombia SA (PN)	242,577	2,165,370
Korea (South) - 0.7%
AMOREPACIFIC Corp.	170	10,073
Hyundai Motor Co.	10,917	864,168
Hyundai Motor Co. Series 2	19,168	1,558,517
LG Chemical Ltd.	4,031	1,023,134
LG Household & Health Care Ltd.	757	346,973
Samsung Electronics Co. Ltd.	442,434	24,882,301
TOTAL KOREA (SOUTH)		28,685,166
Russia - 0.0%
Surgutneftegas OJSC	3,570,022	1,723,055
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $64,250,819)		86,921,751

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	68,687,969	68,701,706
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	15,684,307	15,685,876
TOTAL MONEY MARKET FUNDS (Cost $84,387,582)		84,387,582

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,081,073,431)	4,289,550,328
NET OTHER ASSETS (LIABILITIES) - (0.1)% (g)	(6,321,686)
NET ASSETS - 100.0%	4,283,228,642

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,295	Mar 2022	79,305,800	(57,969)	(57,969)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $205,863,769 or 4.8% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $3,208,135 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	90,704,884	668,516,620	690,519,798	26,475	-	-	68,701,706	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	31,019,879	28,945,851	44,279,854	76,476	-	-	15,685,876	0.0%
Total	121,724,763	697,462,471	734,799,652	102,951	-	-	84,387,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.